ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and other liabilities

AS AT DEC. 31 (MILLIONS)	2024	2023
Accounts payable	$13,202	$13,470
Lease liabilities	9,801	8,882
Provisions	3,845	3,457
Other liabilities	28,654	33,084
Total	$55,502	$58,893

Disclosure of current and non-current accounts payable and other [Table Text Block]
The current and non-current balances of accounts payable, provisions and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2024	2023
Current	$30,125	$33,414
Non-current	25,377	25,479
Total	$55,502	$58,893

Schedule of post-employment benefit plans

AS AT DEC. 31 (MILLIONS)	2024	2023
Plan assets	$1,300	$1,380
Less accrued benefit obligation:
Defined benefit pension plan	(1,384)	(1,583)
Other post-employment benefits	(100)	(131)
Net liability	(184)	(334)
Less: net actuarial (losses) gains and other	(6)	6
Accrued benefit liability	$(190)	$(328)